UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	October 31, 2018

Date of reporting period:	April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI-ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion Indexed Commodity Strategy Fund (Consolidated)
Direxion Indexed CVT Strategy Fund

Table of Contents

Letter to Shareholders	4
Expense Example	7
Allocation of Portfolio Holdings	8
Schedules of Investments	9
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	15
Supplemental Information	25
Trustees and Officers	26

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the period from November 1, 2017 to April 30, 2018 (the "Semi-Annual Period").

Market Review:

Passage of the long-awaited tax reform bill was a central theme for U.S. markets during the fourth quarter of 2017, with a corporate tax rate cut as its centerpiece. Domestic equities outperformed both developed and emerging market equities, as the S&P 500® Index ended higher in each of the twelve calendar months of 2017. Internationally, Japan had a solid end to 2017 due to strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply when compared to the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes abroad in early 2018. The equity selloff in February 2018 marked an end to the winning streak with the S&P 500®, closing negative for the month as investors considered the potential impact of rising rates on economic growth. China and U.S. trade tensions contributed to downside performance during March 2018, while traders also assessed the effects of increased borrowing costs in the U.S. and internationally. Healthy growth of U.S. GDP and high consumer confidence provided the backdrop for a precipitous selloff during April 2018, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the U.S. Federal Reserve to chart largely the same course under its new leadership.

Yields steadily climbed throughout the Semi-Annual Period, especially on the short-end of the yield curve. Strong, but expected, economic data lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. Government and corporate yields continued to rise, with high yield remaining largely unchanged. March 2018 was the only month in which rates declined, after the U.S. Federal Reserve minutes suggested few worries of the economy overheating. The U.S. Federal Reserve raised rates twice, moving the benchmark target upper bound from 1.25% to 1.75%.

Fund Performance Review:

The Direxion Indexed Commodity Strategy Fund (the "Commodity Fund") seeks investment results, after expenses, which track the performance of the Auspice Broad Commodity ER Index. A long/flat approach allows the Commodity Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Auspice Broad Commodity ER Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity ER Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures, which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. During the Semi-Annual Period, the Auspice Broad Commodity Index returned 5.40%, while the Commodity Fund's Class A Shares returned 5.35%.

A mixed November 2017 saw the Commodity Fund long five of twelve possible positions, with slight upside performance driven by WTI crude and heating oil exposure. December saw strength on the back of crude oil hitting $60 per barrel, along with positive performance in copper and cotton. The Fund exited its gold position amid weakness. A continued pop in crude during January 2018 helped drive positive Commodity Fund performance before a selloff in early February, which coincided with a market correction in global equities. During this period, weakness in petroleum-based exposure was mitigated by a rally in cotton and new long-position in grains. A bounce in petroleum markets was the chief driver for a positive month of March 2018, as the Fund was now long all grain positions and flat all metals. Commodities seemed to gain traction in the final month of the Semi-Annual Period, with the Fund outpacing the S&P 500® Index during April 2018. Closing the Semi-Annual Period long seven of twelve positions, the Commodity Fund reaped positive returns from

DIREXION SEMI-ANNUAL REPORT

agricultural and energies positions. Crude, heating oil and RBOB gasoline showed significant upside momentum after the February correction, as agricultural exposure – specifically cotton and grains – contributed to upside performance into period end.

The Direxion Indexed CVT Strategy Fund seeks investments results, before fees and expenses, which track the performance of the Aspen Quantitative Synthetic Convertible Index. The Aspen Quantitative Synthetic Convertible Index seeks to replicate the total return of the U.S. convertible bond market while also providing the potential for added liquidity and transparency and freedom from capital constraints that may impact convertible bond strategies. The Aspen Quantitative Synthetic Convertible Index is designed to capture high correlation and similar overall returns to the convertible bond universe by investing in liquid market instruments with comparable characteristics to convertible bonds. During the Annual Period, the Aspen Quantitative Synthetic Convertible Index returned 0.49%, while the Direxion Indexed CVT Strategy Fund returned -0.27%.

The Direxion Indexed Convertible Strategy Fund had an average allocation to iShares iBoxx Investment Grade Corporate Bond ETF (21.68%), iShares iBoxx High Yield Corporate Bond ETF (38.32%), SPDR S&P 500 ETF (28.47%), iShares Russell 2000 ETF (38.16%) and iShares 3-7 Year Treasury Bond ETF (17.56%) during the Semi-Annual Period. Domestic equities performed well for the Fund, however the fixed income holdings underperformed, with a slight negative return for the period.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Patrick Rudnick
Principal Executive Officer
Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1.800.851.0511, or visit www.direxioninvestments.com.

An investment in the Funds involves risk, including the possible loss of principal. There is no guarantee the Funds will achieve their objective. The Funds are non-diversified and include risks associated with concentration risk which results from the Funds' investments in a particular industry or sector and can increase volatility over time. Diversification does not ensure a profit nor guarantee against loss. For certain Funds the performance of the portfolio is based upon the price movements of a physical commodity, which may be subject to greater volatility. Certain Funds performance is linked to daily performance of the spot price of the exchange rate in foreign currencies, which can be highly volatile due to political, economic and legal factors the Fund cannot control. The use of derivatives may subject the Funds to market risks that may cause their prices to fluctuate over time and may result in larger losses or smaller gains than investing in other financial instruments. Leverage by the Funds can accelerate the velocity of potential losses. Some Funds use investment techniques that may be considered aggressive and may entail a significantly higher than normal risk. For a detailed explanation of these risks, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

DIREXION SEMI-ANNUAL REPORT

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1.800.851.0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

The total annual fund operating expense ratios of the Direxion Indexed Commodity Strategy Fund Class A Shares and Direxion Indexed CVT Strategy Fund are 1.39% and 1.62%, respectively, gross of any fee waivers or expense reimbursements.

The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratios of the Direxion Indexed Commodity Strategy Fund Class A Shares and Direxion Indexed CVT Strategy Fund is 1.26% and 1.35%, respectively. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The Adviser has contractually agreed to waive expenses of the Funds through September 1, 2019.

The Auspice Broad Commodity Index aims to capture upward trends in the commodity markets while minimizing risk during downward trends. The index uses a quantitative methodology to track either long or flat positions in a diversified portfolio of 12 commodity futures covering energy, metals, and agriculture. The index incorporates dynamic risk management and contract rolling methods.

The Aspen Quantitative Synthetic Convertible Index seeks to replicate the total return of the U.S. convertible bond market while also providing the potential for added liquidity and transparency and freedom from capital constraints that may impact convertible bond strategies.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Fund.

The views in this report were those of the Adviser as of April, 30 2018 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2018

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You will be charged a sales charge of 5.50% as a percentage of the offering price on your purchases of Class A shares of the Fund. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem Class A or Institutional Class shares of the Fund that have been held for less than 90 days. You may be charged a contingent deferred sales charge of 1.00% of the net amount of the redemption if you redeem Class A shares of the Fund within 24 months of purchase and a contingent deferred sales charge of 1.00% on Class C shares of the Fund within 12 months of purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, sales charges (loads), returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2018

	Annualized Expense Ratio	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period*
Direxion Indexed Commodity Strategy Fund (Consolidated) Class A
Based on actual fund return	1.26%	$1,000.00	$1,053.50	$6.42
Based on hypothetical 5% return	1.26%	1,000.00	1,018.55	6.31
Direxion Indexed Commodity Strategy Fund (Consolidated) Institutional Class
Based on actual fund return	1.01%	1,000.00	1,056.50	5.15
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Indexed Commodity Strategy Fund (Consolidated) Class C
Based on actual fund return	2.01%	1,000.00	1,049.00	10.21
Based on hypothetical 5% return	2.01%	1,000.00	1,014.83	10.04
Direxion Indexed CVT Strategy Fund Investor Class
Based on actual fund return	1.55%	1,000.00	997.30	7.68
Based on hypothetical 5% return	1.55%	1,000.00	1,017.11	7.75

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2017 to April 30, 2018), then divided by 365.

Allocation of Portfolio Holdings (Unaudited)

April 30, 2018

	Cash*	Investment Companies	Futures		Swaps	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	100%	—	0	%**	—	100%
Direxion Indexed CVT Strategy Fund	62%	39%	—		(1%)	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Indexed Commodity Strategy Fund (Consolidated)

Schedule of Investments (Unaudited)

April 30, 2018

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	29,224,238
TOTAL NET ASSETS - 100.0%	$29,224,238

Percentages are stated as a percent of net assets.

(a)  $941,688 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

April 30, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Corn	12/14/2018	241	$5,012,800	$10,088	$9,684
Cotton No. 2	12/6/2018	83	3,269,370	(12,545)	5,171
Gasoline RBOB	10/31/2018	30	2,419,074	10,332	48,410
NY Harbor Ultra-Low Sulfur Diesel	7/31/2018	39	3,505,320	18,624	194,670
Soybean	11/14/2018	72	3,761,100	(5,190)	3,980
SRW Wheat	12/14/2018	112	3,064,600	34,836	106,766
WTI Crude Oil	2/20/2019	46	2,952,280	16,384	144,698
			$23,984,544	$72,529	$513,379

All futures contracts held by Direxion CTS Fund. See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Indexed CVT Strategy Fund

Schedule of Investments (Unaudited)

April 30, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 38.8%
8,859	iShares iBoxx $ High Yield Corporate Bond ETF	$759,217
	TOTAL INVESTMENT COMPANIES (Cost $743,350)	$759,217
SHORT TERM INVESTMENTS - 29.5%
Money Market Funds - 29.5%
576,000	Fidelity Institutional Money Market Funds - Government Portfolio, 1.62% (a)(b)	$576,000
	TOTAL SHORT TERM INVESTMENTS (Cost $576,000)	$576,000
	TOTAL INVESTMENTS (Cost $1,319,350) - 568.3%	$1,335,217
	Other Assets in Excess of Liabilities - 31.7%	618,996
	TOTAL NET ASSETS - 100.0%	$1,954,213

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at April 30, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $576,000.

Long Total Return Swap Contracts (Unaudited)

April 30, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 3-7 Year Treasury Bond ETF	2.2471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/18	2,996	$359,563	$(1,874)
Total return of iShares	2.2471% representing 1 month	Credit Suisse
Russell 2000 ETF	LIBOR rate + spread	International	12/17/18	4,830	745,969	(6,092)
Total return of iShares iBoxx $ Investment Grade Corporate Bond ETF	2.2471% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/18	3,682	428,064	(4,036)
Total return of SPDR	2.2471% representing 1 month	Credit Suisse
S&P 500 ETF Trust	LIBOR rate + spread	International	12/17/18	2,058	555,970	(11,682)
					$2,089,566	$(23,684)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2018

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Indexed CVT Strategy Fund
Assets:
Investments, at fair value (Note 2)	$—	$1,335,217
Cash and cash equivalents	18,700,963	640,304
Receivable for Fund shares sold	9,912,012	10,483
Deposit at broker for futures contracts	941,688	—
Due from Adviser	—	2,834
Receivable for variation margin, net	72,529	—
Dividends and interest receivable	29,359	1,427
Prepaid expenses and other assets	35,784	14,595
Total Assets	29,692,335	2,004,860
Liabilities:
Payable for Fund shares redeemed	123,244	17,933
Unrealized depreciation on swap contracts	—	23,684
Due to broker for futures contracts	317,179	—
Accrued investment advisory fees	4,725	—
Accrued distribution expenses	811	—
Accrued expenses and other liabilities	22,138	9,030
Total Liabilities	468,097	50,647
Net Assets	$29,224,238	$1,954,213
Net Assets Consist of:
Capital stock	$26,554,401	$8,763,594
Undistributed net investment income	460,560	58,664
Undistributed (accumulated) net realized gain (loss)	1,695,898	(6,860,228)
Net unrealized appreciation (depreciation) on:
Investments	—	15,867
Futures contracts	513,379	—
Swap contracts	—	(23,684)
Total Net Assets	$29,224,238	$1,954,213
Cost of Investments	$—	$1,319,350
Class A:
Net assets	$3,773,115	N/A
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	270,085	N/A
Net asset value, redemption price and offering price per share	$13.97	N/A
Institutional Class:
Net assets	$24,599,568	N/A
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,732,535	N/A
Net asset value, redemption price and offering price per share	$14.20	N/A
Class C:
Net assets	$851,555	N/A
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	64,149	N/A
Net asset value, redemption price and offering price per share	$13.27	N/A
Investor Class:
Net assets	N/A	$1,954,213
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	N/A	42,716
Net asset value, redemption price and offering price per share	N/A	$45.7495

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2018

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Indexed CVT Strategy Fund
Investment Income:
Dividend income	$—	$19,678
Interest income	126,881	7,997
Total investment income	126,881	27,675
Expenses:
Investment advisory fees (Note 4)	90,172	7,979
Licensing fees	24,585	6,095
State registration fees	22,378	11,650
Accounting fees	15,913	1,596
Distribution expenses — Class A (Note 4)	6,462	—
Distribution expenses — Class C (Note 4)	5,069	—
Distribution expenses — Investor Class (Note 4)	—	2,660
Professional fees	11,326	6,714
Report to shareholders	2,895	267
Management service fees	2,705	271
Trustees' fees	1,968	190
Administration fees	1,691	169
Other	1,352	1,771
Insurance fees	872	81
Total expenses before excise tax	187,388	39,443
Excise tax (Note 2)	—	2,137
Less: Reimbursement of expenses from Adviser	(68,711)	(25,080)
Net Expenses	118,677	16,500
Net investment income	8,204	11,175
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(20,226)
Futures contracts	1,695,898	—
Swap contracts	—	20,698
	1,695,898	472
Change in net unrealized appreciation (depreciation) on:
Investments	—	(11,039)
Futures contracts	(328,970)	—
Swap contracts	—	(50,632)
	(328,970)	(61,671)
Net realized and unrealized gain (loss) on investments	1,366,928	(61,199)
Net increase (decrease) in net assets resulting from operations	$1,375,132	$(50,024)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Indexed Commodity Strategy Fund (Consolidated)		Direxion Indexed CVT Strategy Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$8,204	$(296,951)	$11,175	$87,166
Net realized gain (loss) on investments	1,695,898	(6,711,841)	472	1,131,461
Change in net unrealized appreciation (depreciation) on investments	(328,970)	1,367,384	(61,671)	49,398
Net increase (decrease) in net assets resulting from operations	1,375,132	(5,641,408)	(50,024)	1,268,025
Distributions to shareholders:
Net investment income:
Class A Shares	—	(298,064)	—	—
Institutional Class Shares	—	(2,018,612)	—	—
Class C Shares	—	(55,965)	—	—
Investor Class Shares	—	—	—	(119,786)
Total distributions to shareholders	—	(2,372,641)	—	(119,786)
Capital share transactions:
Total increase (decrease) in net assets from capital share transactions(a)	(14,891,995)	(14,306,554)	413,751	(234,395)
Total increase (decrease) in net assets	(13,516,863)	(22,320,603)	363,727	913,844
Net assets:
Beginning of year/period	42,741,101	65,061,704	1,590,486	676,642
End of year/period	$29,224,238	$42,741,101	$1,954,213	$1,590,486
Undistributed net investment income, end of year/period	$460,560	$452,356	$58,664	$47,489

(a)  Summary of capital share transactions is as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)				Direxion Indexed CVT Strategy Fund
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold
Class A Shares	51,832	$697,225	274,112	$4,194,972	—	$—	—	$—
Institutional Class Shares	1,856,841	25,951,850	1,059,861	15,672,149	—	—	—	—
Class C Shares	892	11,327	17,950	247,145	—	—	—	—
Investor Class Shares	—	—	—	—	70,745	3,293,094	1,015,977	41,672,971
Shares issued in reinvestment of distributions
Class A Shares	—	—	20,130	267,122	—	—	—	—
Institutional Class Shares	—	—	147,333	1,981,636	—	—	—	—
Class C Shares	—	—	3,944	49,930	—	—	—	—
Investor Class Shares	—	—	—	—	—	—	587	24,466
Shares redeemed
Class A Shares	(225,473)	(3,064,505)	(1,134,211)	(16,601,245)	—	—	—	—
Institutional Class Shares	(2,778,709)	(38,084,957)	(1,328,453)	(19,439,641)	—	—	—	—
Class C Shares	(31,268)	(402,935)	(48,628)	(678,622)	—	—	—	—
Investor Class Shares	—	—	—	—	(62,701)	(2,879,343)	(999,096)	(41,931,832)
Net increase (decrease)	(1,125,885)	$(14,891,995)	(987,962)	$(14,306,554)	8,044	$413,751	17,468	$(234,395)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2018

													RATIOS TO AVERAGE NET ASSETS[4]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[2]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[5]
Direxion Indexed Commodity Strategy Fund (Consolidated)
Class A Shares
Six Months Ended April 30, 2018 (Unaudited)	$13.26	$(0.01)	$0.72	$0.71	$—	$—	$—	$	—[6]	$13.97	5.35%	$3,773	1.94%	1.26%	(0.09)%	0%
Year ended October 31, 2017	$15.42	(0.12)	(1.34)	(1.46)	(0.70)	—	(0.70)		—[6]	$13.26	(9.49)%	$5,883	1.31%	1.31%	(0.78)%	0%
Year ended October 31, 2016	$14.63	(0.16)	0.95	0.79	—	—	—		—[6]	$15.42	5.40%	$19,799	1.26%	1.26%	(1.01)%	0%
Year ended October 31, 2015	$17.29	(0.20)	(2.46)	(2.66)	—	—	—		—[6]	$14.63	(15.38)%	$8,499	1.26%	1.26%	(1.24)%	0%
Year ended October 31, 2014	$18.96	(0.23)	(1.44)	(1.67)	—	—	—		—[6]	$17.29	(8.81)%	$11,477	1.26%	1.26%	(1.23)%	0%
Year ended October 31, 2013	$20.32	(0.24)	(1.12)	(1.36)	—	—	—		—[6]	$18.96	(6.69)%	$39,656	1.26%	1.26%	(1.20)%	0%
Institutional Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$13.44	0.01	0.71	0.72	—	—	—		0.04	$14.20	5.65%	$24,600	1.64%	1.01%	0.19%	0%
Year ended October 31, 2017	$15.66	(0.06)	(1.39)	(1.45)	(0.77)	—	(0.77)		—[6]	$13.44	(9.25)%	$35,662	1.05%	1.05%	(0.43)%	0%
Year ended October 31, 2016	$14.81	(0.12)	0.97	0.85	—	—	—		—[6]	$15.66	5.74%	$43,477	1.01%	1.01%	(0.77)%	0%
Year ended October 31, 2015	$17.48	(0.16)	(2.51)	(2.67)	—	—	—		—[6]	$14.81	(15.27)%	$39,002	1.01%	1.01%	(0.99)%	0%
Year ended October 31, 2014	$19.12	(0.18)	(1.46)	(1.64)	—	—	—		—[6]	$17.48	(8.58)%	$46,602	1.01%	1.01%	(0.99)%	0%
Year ended October 31, 2013	$20.44	(0.19)	(1.13)	(1.32)	—	—	—		—[6]	$19.12	(6.46)%	$20,026	1.01%	1.01%	(0.95)%	0%
Class C Shares
Six Months Ended April 30, 2018 (Unaudited)	$12.65	(0.05)	0.67	0.62	—	—	—		—	$13.27	4.90%	$852	2.69%	2.01%	(0.82)%	0%
Year ended October 31, 2017	$14.73	(0.20)	(1.30)	(1.50)	(0.58)	—	(0.58)		—	$12.65	(10.21)%	$1,195	2.05%	2.05%	(1.43)%	0%
Year ended October 31, 2016	$14.07	(0.26)	0.92	0.66	—	—	—		—	$14.73	4.69%	$1,786	2.01%	2.01%	(1.79)%	0%
Year ended October 31, 2015	$16.76	(0.31)	(2.38)	(2.69)	—	—	—		—	$14.07	(16.05)%	$2,137	2.01%	2.01%	(1.99)%	0%
Year ended October 31, 2014	$18.52	(0.36)	(1.40)	(1.76)	—	—	—		—	$16.76	(9.50)%	$4,046	2.01%	2.01%	(1.98)%	0%
Year ended October 31, 2013	$20.00	(0.38)	(1.10)	(1.48)	—	—	—		—	$18.52	(7.40)%	$4,629	2.01%	2.01%	(1.95)%	0%
Direxion Indexed CVT Strategy Fund
Investor Class Shares
Six Months Ended April 30, 2018 (Unaudited)	$45.8723	0.2421	(0.3649)	(0.1228)	—	—	—		—	$45.7495	(0.27)%	$1,954	3.91%	1.55%	1.05%	138%
Year ended October 31, 2017	$39.3297	0.3608	6.3482	6.7090	(0.1664)	—	(0.1664)		—	$45.8723	17.10%	$1,590	1.35%	1.35%	0.86%	423%
Year ended October 31, 2016	$43.0623	0.5890	(0.0090)	0.5800	(4.3126)	—	(4.3126)		—	$39.3297	1.35%	$677	1.45%	1.44%	1.38%	947%
Year ended October 31, 2015	$44.5788	0.3844	(0.8999)	(0.5155)	(1.0010)	—	(1.0010)		—	$43.0623	(1.11)%	$11,997	1.36%	1.36%	0.85%	368%
February 5, 2014[7] to October 31, 2014	$40.0000	0.2370	4.3418	4.5788	—	—	—		—	$44.5788	11.45%	$178,923	1.35%	1.27%	0.76%	840%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions and swaps for the period.

3  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized. Class C returns do not include the contingent deferred sales charge.

4  For periods of less than one year, these ratios are annualized.

5  Portfolio turnover is not annualized and does not include effects of turnover of the swap or future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

6  Amount is less than $0.005.

7  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements (Unaudited)

April 30, 2018

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 16 series, of which two are included in this report: Direxion Indexed Commodity Strategy Fund and Direxion Indexed CVT Strategy Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Direxion Indexed Commodity Strategy Fund offers Class A, Class C and Institutional Class Shares. The Direxion Indexed CVT Strategy Fund offers Investor Class shares. Class A shares are sold by the Fund directly without the services of a financial advisor. A sales load of 5.50% is imposed on purchases of Class A shares. Class C shares are offered primarily by authorized securities brokers and other financial intermediaries. Class C shares may be subject to a contingent deferred sales charge for one year. Institutional Class shares are sold by financial advisers that provide services to the Fund. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Direxion Indexed Commodity Strategy Fund is managed to track the performance of the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a long/flat commodities index. A long/flat approach allows the Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Fund primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion CTS Fund ("CTS Fund"), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.

The Direxion Indexed CVT Strategy Fund is managed to track the performance of the Aspen Quantitative Synthetic Convertible Index by investing in a combination of securities and/or financial instruments that provide exposure to the Index. The financial instruments in which this Fund may invest include stock index or fixed income futures contracts and swap contracts. The Fund may also invest in exchange-traded funds ("ETFs") and fixed income securities that include U.S. Government investment grade and high yield fixed-income securities, commonly known as "junk bonds". Additionally, the Fund may invest the collateral related to financial instruments in U.S. Government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms to maturity of less than 297 days and have high quality credit profiles.

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern Time ("Valuation Time")), each day the NYSE is open for business. Equity securities and ETFs are valued at their last sales price or, if not available, at the

DIREXION SEMI-ANNUAL REPORT

average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted NAVs on the valuation date. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to the Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short term debt securities with a remaining maturity of 60 days or less at time of purchase and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such services are unavailable, by a pricing matrix method. Securities or swap contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements. The Direxion Indexed CVT Strategy Fund was invested in equity swap contracts at April 30, 2018, as shown on the Schedule of Investments.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular referenced securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such referenced securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities, less the interest paid by the Fund on the notional amount, are recorded as "unrealized appreciation or depreciation on swaps," and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. In certain instances, however, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, as amended by ASU 2013-01, requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging,

DIREXION SEMI-ANNUAL REPORT

to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following table.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2018 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets: Gross Amounts not offset in the Statements of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statements of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount[2]
Direxion Indexed CVT Strategy Fund	$—	$—	$—	$—	$23,684	$—	$23,684[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

c) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Indexed Commodity Strategy Fund was invested in futures contracts during the six months ended April 30, 2018, as shown in the Schedules of Investments.

d) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the six months ended April 30, 2018.

e) Basis for Consolidation – The Direxion Indexed Commodity Strategy Fund may invest up to 25% of its total assets in the CTS Fund. The CTS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Indexed Commodity Strategy Fund. The CTS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Indexed Commodity Strategy Fund consistent with the Direxion Indexed Commodity Strategy Fund's investment objectives and policies specified in its prospectus and statement of additional information. As of April 30, 2018, the net assets of the Direxion Indexed Commodity Strategy Fund were $29,224,238, of which $3,742,893, or approximately 12.81%, represented the Direxion Indexed Commodity Strategy Fund's ownership of all issued shares and voting rights of the CTS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

f) Risks of Investing Commodity-Linked Derivatives – The Direxion Indexed Commodity Strategy Fund, through its investment in its subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives were held during the six months ended April 30, 2018.

g) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. federal income tax purposes, with the net sales proceeds.

h) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

DIREXION SEMI-ANNUAL REPORT

i) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company. Therefore, no provision for U.S. federal income taxes has been made. The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Direxion Indexed Commodity Strategy paid U.S. excise taxes during the six months ended April 30, 2018.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, and dividends received from money market funds, recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For an additional discussion on expenses, refer to Note 4. Income and expenses are allocated to each class of shares based upon relative net assets.

k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP.

The tax character of distributions during the six months ended April 30, 2018 and October 31, 2017, were as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)		Direxion Indexed CVT Strategy Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Distributions paid from:
Ordinary Income	$—	$2,372,641	$—	$119,786
Long-Term Capital Gains	—	—	—	—
Total Distributions paid	$—	$2,372,641	$—	$119,786

As of October 31, 2017, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Indexed CVT Strategy Fund
Net unrealized appreciation/(depreciation)	$1,487,342	$42,420
Undistributed ordinary income	—	47,489
Undistributed long-term capital gain	—	—
Total distributable earnings	—	47,489
Other accumulated gain/(loss)	(192,637)	(6,849,266)
Total accumulated earnings/(loss)	$1,294,705	$(6,759,357)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carry forwards and qualified late year loss deferrals.

The cost basis for investments for federal income tax purposes as of April 30, 2018 was as follows:

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Indexed CVT Strategy Fund
Tax cost of investments	$—	$1,319,350
Gross unrealized appreciation	—	15,867
Gross unrealized depreciation	—	—
Net unrealized appreciation/(depreciation)	$—	$15,867

DIREXION SEMI-ANNUAL REPORT

In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2017. For the year ended October 31, 2017, the Direxion Indexed Commodity Strategy Fund deferred $192,637 of qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

At October 31, 2017, the capital loss carry forwards on a tax basis were as follows:

	ST	LT	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	$—	$—	$—
Direxion Indexed CVT Strategy Fund	6,021,317	827,937	6,849,254

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2018, open U.S. Federal and state income tax years include the tax years ended October 31, 2015 through October 31, 2017. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six monthes ended April 30, 2018, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales
Direxion Indexed Commodity Strategy Fund (Consolidtated)	$—	$—
Direxion Indexed CVT Strategy Fund	1,270,065	1,086,222

The Funds had no purchases or sales of long-term U.S. Government securities for the year ended April 30, 2018.

DIREXION SEMI-ANNUAL REPORT

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rates presented below:

Direxion Indexed Commodity Strategy Fund (Consolidated)	0.85%
Direxion Indexed CVT Strategy Fund	0.75%

Management Services Agreement: The Funds have entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Funds pays the Adviser a management service fees of 0.026% on the first $10,000,0000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000.

Operating Expense Limitation Agreement: Each Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Fund based on the annual rates listed below applied to each Fund's average daily net assets.

Direxion Indexed Commodity Strategy Fund Class A	1.26%
Direxion Indexed Commodity Strategy Fund Class C	2.01%
Direxion Indexed Commodity Strategy Fund Institutional Class	1.01%
Direxion Indexed CVT Strategy Fund	1.35%

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

Funds	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring: April 30, 2021
Direxion Indexed Commodity Strategy Fund (Consolidated)	$—	$68,711	$68,711
Direxion Indexed CVT Strategy Fund	—	25,080	25,080

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. The Investor Class and Class A shares of the Funds currently charge a 12b-1 fee of 0.25% of the respective class average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Class C shares of the Direxion Indexed Commodity Strategy Fund currently charge a 12b-1 fee of 1.00% of the Fund's Class C average daily net assets. The Institutional Class shares of the Direxion Indexed Commodity Strategy Fund does not charge a 12b-1 fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

DIREXION SEMI-ANNUAL REPORT

The inputs or methodology used for valuing investments are not an indication of the credit risk associated with investing in those financial instruments.

The follow is a summary of the inputs used to value the Funds' investments as of April 30, 2018:

	Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$15,658,236	$—	$—	$15,658,236
Other Financial Instruments*	513,379	—	—	513,379
	Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Cash equivalents	$640,304	$—	$—	$640,304
Investment Companies	759,217	—	—	759,217
Short-Term Investments	576,000	—	—	576,000
Other Financial Instruments*	—	(23,684)	—	(23,684)

For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the six months ended April 30, 2018. There were no Level 3 securities held by the Funds during the six months ended April 30, 2018. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2018, the Funds were invested in swap contracts and futures contracts.

At April 30, 2018, the fair value of derivatives instruments, by primary risk, were as follows:

Asset derivatives[1]
		Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	Futures contracts*	$513,379	$—	$—	$—	$—	$513,379

DIREXION SEMI-ANNUAL REPORT

Liability derivatives[2]
		Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Direxion Indexed CVT Strategy Fund	Swap contracts	$—	$4,036	$—	$17,774	$1,874	$23,684

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

*  Cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments during the six months ended April 30, 2018, by primary risk, were as follows:

		Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Direxion Indexed Commodity Strategy Fund (Consolidated)	Net realized gain (loss)[1] Futures contracts	$1,695,898	$—	$—	$—	$—	$1,695,898
	Change in net unrealized appreciation (depreciation)[2] Futures contracts	(328,970)	—	—	—	—	(328,970)
Direxion Indexed CVT Strategy Fund	Net realized gain (loss)[1] Swap contracts	—	(18,179)	—	50,056	(11,179)	20,698
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	(5,316)	—	(43,979)	(1,337)	(50,632)

1  Statements of Operations location: Net realized gain (loss) on futures and swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2018, the average volume of the derivatives held by the Funds were as follows:

	Quarterly Average Gross Notional Amount
	Long Equity Swap Contracts	Long Futures Contracts
Direxion Indexed Commodity Strategy Fund (Consolidated)	$—	$21,986,110
Direxion Indexed CVT Strategy Fund	2,198,827	—

The Direxion Indexed Commodity Strategy Fund uses future contracts in order to meet its investment objective of seeking results that track the performance of the Auspice Broad Commodity Index through investments in futures contracts. The Direxion Indexed CVT Strategy Fund uses its investments in derivatives in order to meet its investment objective of seeking results that track the performance of the Aspen Quantitative Synthetic Convertible Index.

DIREXION SEMI-ANNUAL REPORT

7.  SUBSEQUENT EVENTS

On June 15, 2018, Eric W. Falkeis resigned his positions as Interested Trustee and Principal Executive Officer of the Trust.

The Board of Trustees of the Trust has appointed Patrick J. Rudnick to serve as the Principal Executive Officer ("PEO") of the Trust effective June 25, 2018. All references to the prior PEO of the Trust appearing in this report are hereby replaced with Patrick J. Rudnick to reflect this change.

Additionally, the following updates the information for Patrick J. Rudnick in the table under "Principal Officers of the Trust":

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Patrick J. Rudnick Age: 44	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010
			Senior Vice President and Principal Financial Officer, since March 2013, Principal Executive Officer, since June 2018, Rafferty Asset Management, LLC; Senior Vice President and Principal Financial Officer, since November 2017, Principal Executive Officer, since June 2018, Direxion Advisors, LLC.	N/A	N/A

Based on the recommendation of the Adviser, the Board of Trustees has approved the redesignation of the Direxion Indexed Commodity Strategy Fund's (the "Fund") Class A Shares as Investor Class Shares and the conversion of the Fund's Class C Shares to Investor Class Shares effective after market close on June 29, 2018 (the "Conversion"). After the Conversion, the Fund will offer Investor Class Shares and Institutional Class Shares. There will be no changes to the Institutional Class Shares.

Effective after market close on June 29, 2018, the Fund will redesignate the Class A Shares as Investor Class Shares and will convert all outstanding Class C Shares to Investor Class Shares. The Conversion will be tax-free to shareholders. Following the Conversion, the Fund will terminate its Class C Shares.

If Class A or Class C Shares are not redeemed prior to the Conversion, each shareholder's investment in Class A or Class C Shares of the Fund will become an investment in Investor Class Shares of the Fund in an amount equal to the aggregate net asset value of their Class A or Class C Shares immediately prior to the Conversion.

Effective July 2, 2018, the Investor Class Shares of the Fund will charge a 12b-1 fee of 0.25% of the average daily net assets of the class.

Effective June 29, 2018, the name of the Direxion Indexed Commodity Strategy Fund will change to Direxion Indexed Commodity & Income Strategy Fund.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, Since November 2017.	143	None.
Eric W. Falkeis(2) Age: 44	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios Family of Investment Companies Overseen by Trustee(3)	in Direxion Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	143	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Trustee. Please refer to the Notes to the Financial Statements within this report.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	143
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 48	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	143	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	143	None.
Henry W. Mulholland Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990-2015, most recently as Managing Director and Head of Equities for Americas.	143	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	143	N/A
Eric W. Falkeis(2) Age: 44	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, Rafferty Asset Management, LLC, since April 2014 and Direxion Advisors, LLC, since November 2017; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013.	143	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 44	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013 and Direxion Advisors, LLC, since November 2017; formerly Vice President, USBFS (2006 – 2013).	N/A	N/A
Angela Brickl Age: 41	Secretary	One Year; Since 2011
			General Counsel, Rafferty Asset Management, LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill is the Managing Director of Rafferty and Direxion and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty and Direxion. Mr. Falkeis is the Chief Operating Officer of Rafferty and Direxion. Effective June 15, 2018, Mr. Falkeis resigned as Principal Executive Officer. Please refer to the Notes to the Financial Statements within this report.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Kent Barnes Age: 49	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, Rafferty Asset Management, LLC, since April 2016 and Direxion Advisors, LLC, since November 2017; formerly, General Counsel – Alternative Investments, USBFS (2006 – 2016)	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 16 of the 22 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 5, 2018

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	July 5, 2018